Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Statement of comprehensive income [abstract]
Net income		$ 1,172	$ 392	$ 1,398	$ 2,776	$ 3,928
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(1,388)	1,795	(492)	569	58
Net gains (losses) on hedges of investments in foreign operations		770	(990)	250	(305)	(45)
Other comprehensive income, net of tax, exchange differences on translation		(618)	805	(242)	264	13
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		158	47	43	249	191
Net (gains) losses reclassified to net income		(7)	(4)	(4)	(17)	(24)
Other comprehensive income, net of tax, debt securities		151	43	39	232	167
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		78	43	(53)	110	46
Net (gains) losses reclassified to net income		(83)	150	58	81	44
Other comprehensive income, net of tax, cash flow hedges		(5)	193	5	191	90
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(210)	248	(88)	(67)	(231)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(63)	37	11	(48)	15
Net gains (losses) on equity securities designated at FVOCI		27	(38)	(2)	25	(3)
Total OCI	[1]	(718)	1,288	(277)	597	51
Comprehensive income		454	1,680	1,121	3,373	3,979
Comprehensive income (loss) attributable to non-controlling interests		2	(8)	6	1	17
Preferred shareholders		31	30	28	92	79
Common shareholders		421	1,658	1,087	3,280	3,883
Comprehensive income attributable to equity shareholders		452	1,688	1,115	3,372	3,962
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		56	(14)	4	41
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(65)	22	(10)	(43)	(8)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(9)	8	(6)	(2)	(8)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(41)	1	(3)	(52)	(23)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		2	2	1	6	8
Income tax (expense) benefit relating to debt securities of other comprehensive income		(39)	3	(2)	(46)	(15)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(28)	(15)	19	(39)	(17)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		30	(54)	(21)	(29)	(15)
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		2	(69)	(2)	(68)	(32)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		75	(88)	31	23	76
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		22	(14)	(4)	16	(6)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(8)	13		(8)	1
Income tax (expense) benefit relating to components of other comprehensive income		$ 43	$ (147)	$ 17	$ (85)	$ 16

[1]	Includes $21 million of gains for the quarter ended July 31, 2020 (April 30, 2020: $28 million of gains; July 31, 2019: $11 million of gains) and $45 million of gains for the nine months ended July 31, 2020 (July 31, 2019: $42 million of gains), relating to our investments in equity-accounted associates and joint ventures.